FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE
Schedule of details of the outstanding foreign currency forward contracts

	As of December 31,
	2011	2012

Settlement currency in:
Japanese Yen (¥) of entity with functional currency in RMB
Notional contract amount (Original currency)	¥150,000,000	—
Notional contract amount (U.S. dollar equivalent)	$1,927	—
U.S. dollar of entity with functional currency in RMB
Notional contract amount (U.S. dollar)	$5,480	$1,800

Schedule of fair value measurement of the contingent consideration
Unobservable Inputs	Range
Estimated contingent consideration payments	$32 - $12,025
Discount rate	1.55% - 11.70%
Timing of cash flows	0.25-2.33 years

Summary of the movement of the Group's contingent consideration measured at fair value on recurring basis

Contingent consideration as of January 1, 2011	$8,444
Increase in contingent consideration as a result of business acquisitions	28,065
Less: Payments made during 2011	(19,883)
Add: Changes in fair values	1,824
Foreign currency translation adjustments	102

Contingent consideration as of January 1, 2012	$18,552
Assumed from the merger with VanceInfo	16,775
Increase in contingent consideration as a result of business acquisitions	20,355
Less: Payments made during 2012	(3,047)
Settlement of contingent consideration	(918)
Add: Changes in fair values	(659)
Foreign currency translation adjustments	361

Contingent consideration as of December 31, 2012	$51,419

Schedule of assets and liabilities measured at fair value on a nonrecurring basis
Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Other	Significant
	December, 31	Active Market for	Observable	Unobservable
Description	2011	Identical Liabilities	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Contingent consideration	$(18,552)	—	$—	$(18,552)
Foreign currency forward contracts	26	—	26	—
Total	$(18,526)	—	$26	$(18,552)

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Other	Significant
	December, 31	Active Market for	Observable	Unobservable
Description	2012	Identical Liabilities	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Contingent consideration	$(51,419)	—	$—	$(51,419)
Foreign currency forward contracts		—	8	—
Total	$(51,411)	—	$8	$(51,419)

Schedule of fair value measurements of the intangible assets
Unobservable Inputs	Range
Estimated net revenues	$1,400-$30,316
Royalty savings	2%-4%
Discount rate	16%
Timing of cash flows	1-2 years